Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable, Net
Schedule of trade accounts and notes receivable, net

	2025		2024
Trade accounts receivable	Ps.	7,390,674	Ps.	7,854,322
Allowance for expected credit losses		(1,669,915)		(1,678,503)
	Ps.	5,720,759	Ps.	6,175,819

Schedule of aging of analysis of the trade account and notes receivable past due

	2025		2024
1 to 90 days	Ps.	1,984,209	Ps.	1,615,364
91 to 180 days		600,205		805,530
More than 180 days		986,714		1,608,244

Schedule of carrying amount of trade accounts and notes receivable in foreign currencies

	2025		2024
U.S. dollar	Ps.	351,394	Ps.	437,959
Other currencies		4,234		—
	Ps.	355,628	Ps.	437,959

Schedule of loss allowance of trade accounts and notes receivables

	2025		2024
At January 1	Ps.	(1,678,503)	Ps.	(1,774,151)
Expected credit losses		(1,163,209)		(1,294,362)
Write-off of receivables		1,171,797		1,313,016
Spun-off Businesses		—		76,994
At December 31	Ps.	(1,669,915)	Ps.	(1,678,503)